UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tykhe Capital LLC
Address: 330 Madison Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-10677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ross Garon
Title:     Partner
Phone:     (212) 342-8000

Signature, Place, and Date of Signing:

     /S/     Ross Garon     New York, NY     February 03, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $50,830 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       DBCV  3.500%11/1 037389AT0     4747  2953000 SH       SOLE                  2953000        0        0
COMVERSE TECHNOLOGY INC        DEBT         5/1 205862AL9     2315  1500000 SH       SOLE                  1500000        0        0
CONTINENTAL AIRLS INC          CL B             210795308     5308   249200 SH       SOLE                   249200        0        0
GENERAL MTRS CORP              COM              370442105       85    50000 SH  C    SOLE                    50000        0        0
GENERAL MTRS CORP              COM              370442105      360   200000 SH  P    SOLE                   200000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      173    15000 SH  C    SOLE                    15000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104       41    15000 SH  P    SOLE                    15000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      204    25000 SH  C    SOLE                    25000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104        8    25000 SH  P    SOLE                    25000        0        0
GOOGLE INC                     CL A             38259P508       76     2000 SH  C    SOLE                     2000        0        0
GOOGLE INC                     CL A             38259P508       83      200 SH       SOLE                      200        0        0
HALLIBURTON CO                 NOTE  3.125% 7/1 406216AM3     4562  3000000 SH       SOLE                  3000000        0        0
INTERNATIONAL GAME TECHNOLOG   DBCV         1/2 459902AL6     1545  2000000 SH       SOLE                  2000000        0        0
LEHMAN BROS HLDGS INC          COM              524908100        9    20000 SH  P    SOLE                    20000        0        0
LEHMAN BROS HLDGS INC          COM              524908100       87    30000 SH  P    SOLE                    30000        0        0
LEHMAN BROS HLDGS INC          COM              524908100      371    30000 SH  C    SOLE                    30000        0        0
LEHMAN BROS HLDGS INC          COM              524908100      176    20000 SH  C    SOLE                    20000        0        0
MAXTOR CORP                    COM NEW          577729205      986   142101 SH       SOLE                   142101        0        0
MICRON TECHNOLOGY INC          NOTE  2.500% 2/0 595112AG8     2610  2000000 SH       SOLE                  2000000        0        0
PPL ENERGY SUPPLY LLC          NOTE  2.625% 5/1 69352JAE7    24811 20700000 SH       SOLE                 20700000        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104      984    49230 SH       SOLE                    49230        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103      128   200000 SH  P    SOLE                   200000        0        0
WACHOVIA CORP 2ND NEW          COM              929903102        8    50000 SH  P    SOLE                    50000        0        0
WACHOVIA CORP 2ND NEW          COM              929903102      155    50000 SH  C    SOLE                    50000        0        0
WESTERN DIGITAL CORP           COM              958102105      998    53640 SH       SOLE                    53640        0        0